Related party transactions - Summary of Compensation of Key Management Personnel and Directors ( Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Certain Executives Who Were Members Of The Banks Group [Member] | Prior Year Stock Based Compensation Awards [Member]
Disclosure of transactions between related parties [line items]
Compensation granted to former executives benefits and share based payments	$ 13